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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Alabama Municipal Bond Fund for the quarter ended July 31, 2005. This one series have an August 31 fiscal year end.
Date of reporting period:	July 31, 2005

Item 1 – Schedule of Investments

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
COMMUNITY DEVELOPMENT DISTRICT 1.8%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$1,000,000	$999,780

EDUCATION 12.2%
Alabama Board of Ed. RB:
Calhoun Cmnty. College, 5.00%, 05/01/2017	1,930,000	2,095,343
Shelton State Cmnty. College, 5.00%, 10/01/2006, (Insd. by MBIA)	500,000	512,930
Alabama Pub. Sch. & College Auth. RB, Ser. A, 5.00%, 02/01/2012	1,165,000	1,249,707
Auburn Univ., AL Gen. Fee RB, 5.25%, 06/01/2016	1,750,000	1,911,385
Homewood, AL Edl. Bldg. Auth. RB, Edl. Facs. Samford Univ., 5.02%, 12/01/2016, (Insd. by AMBAC)	1,000,000	1,079,880

		6,849,245

ELECTRIC REVENUE 0.9%
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2009, (Insd. by FSA)	500,000	533,190

GENERAL OBLIGATION - LOCAL 11.9%
Birmingham, AL GO, Refunding and Capital Impt., Ser. B, 5.25%, 12/01/2022	500,000	544,690
Huntsville, AL GO Warrants, Ser. D, 5.25%, 11/01/2009	1,000,000	1,071,770
Jefferson Cnty., AL GO Warrants, 5.20%, 02/15/2012	1,000,000	1,073,490
Mobile Cnty., AL GO Warrants, Board of Sch. Commissioners, Ser. B, 5.00%, 03/01/2006, (Insd. by AMBAC)	1,000,000	1,013,220
Shelby Cnty., AL GO Warrants, Board of Ed., Ser. A, 4.75%, 02/01/2009, (Insd. by AMBAC)	750,000	788,693
Tuscaloosa, AL GO Warrants:
5.55%, 01/01/2015	1,000,000	1,091,860
5.75%, 01/01/2019	1,000,000	1,098,690

		6,682,413

GENERAL OBLIGATION - STATE 5.8%
Alabama GO:
Parks Sys. Impt. Corp., Ser. C:
5.25%, 06/01/2009	1,410,000	1,516,215
5.50%, 06/01/2010	600,000	659,544
Ser. A, 5.00%, 06/01/2012	1,000,000	1,067,160

		3,242,919

HOSPITAL 15.1%
Carraway Methodist Hlth. Sys. RB, Ser. A, 5.875%, 08/15/2015	750,000	766,635
Huntsville, AL Hlth. Care Auth. RB:
Ser. A, 5.00%, 06/01/2024	1,700,000	1,793,160
Ser. B, 5.75%, 06/01/2032	3,020,000	3,229,044
Lauderdale Cnty. & Florence, AL Hlth. Care Auth. RB, Coffee Hlth. Group, Ser. A, 6.00%,07/01/2013, (Insd. by MBIA)	500,000	563,635
Montgomery, AL BMC Spl. Care Facs. Fin Auth. RB, Baptist Med. Ctr., Ser. A, 5.20%, 05/01/2013	1,000,000	1,074,730
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013, (Insd. by MBIA)	1,000,000	1,092,630

		8,519,834

INDUSTRIAL DEVELOPMENT REVENUE 2.4%
Mobile, AL IDA PCRB, Intl. Paper Co. Proj., Ser. B, 4.75%, 04/01/2010	800,000	835,840
Wilsonville, AL IDA PCRB, Alabama Power Co., Ser. C, 5.50%, 01/01/2024	500,000	500,985

		1,336,825

LEASE 7.6%
Alabama Bldg. Renovation Fin. Auth. RRB, 5.25%, 09/01/2007, (Insd. by AMBAC)	1,020,000	1,066,797
Alabama Pub. Hlth. Care Auth. Mtge. RB, 6.00%, 10/01/2025, (Insd. by MBIA)	530,000	550,522
Lee Cnty., AL Sch. RB Warrants, 5.00%, 02/01/2021	1,000,000	1,064,600
Montgomery, AL Downtown Redev. Auth. RRB, State of Alabama Proj., 5.00%, 10/01/2010	1,500,000	1,614,720

		4,296,639

PRE-REFUNDED 1.4%
Jefferson Cnty., AL Sewer RB Warrants, Ser. D, 5.75%, 02/01/2027	750,000	789,015

[1]

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

OBLIGATIONS continued
SALES TAX 5.6%
Alabama Pub. Sch. & College RB, Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	$1,000,000	$1,080,060
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by AMBAC)	1,955,000	2,072,339

		3,152,399

SPECIAL TAX 6.0%
Alabama IDA RB, 4.50%, 07/01/2010	660,000	687,166
Alabama Pub. Sch. & College Auth. RB, Capital Impt., Ser. C, 5.75%, 07/01/2017	1,000,000	1,098,720
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,072,110
Madison Cnty., AL Board of Ed. TAN Warrants, 5.20%, 03/01/2015	500,000	540,040

		3,398,036

TRANSPORTATION 5.7%
Alabama Federal Aid Hwy. Fin. Auth. RB, Ser. A, 5.25%, 03/01/2013, (Insd. by MBIA)	1,000,000	1,094,880
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%, 07/01/2019	1,950,000	2,110,271

		3,205,151

UTILITY 3.8%
Clarke & Mobile Cnty., AL Gas Dist. RB, 5.25%, 01/01/2024	2,000,000	2,171,060

WATER & SEWER 18.4%
Alabama Drinking Water Fin. Auth. RB, Ser A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,194,919
4.70%, 08/15/2011, (Insd. by AMBAC)	960,000	993,427
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,161,355
Alabama Water PCRB, 5.50%, 08/15/2014, (Insd. by AMBAC)	1,000,000	1,096,340
Anniston, AL Waterworks & Sewer Board RB, 5.35%, 06/01/2014, (Insd. by AMBAC)	500,000	533,035
Cullman Cnty., AL Water RRB, 5.00%, 05/01/2021	1,145,000	1,222,356
Mobile, AL Water & Sewer RB:
5.00%, 01/01/2009, (Insd. by FGIC)	1,000,000	1,058,550
5.25%, 01/01/2015, (Insd. by FGIC)	700,000	761,082
5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,195,986
Montgomery, AL Waterworks & Sewer Board RB, 5.00%, 03/01/2019, (Insd. by FSA)	1,075,000	1,157,216

		10,374,266

Total Municipal Obligations (cost $54,041,008)		55,550,772

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $183,263)	183,263	183,263

Total Investments (cost $54,224,271) 98.9%		55,734,035
Other Assets and Liabilities 1.1%		600,636

Net Assets 100.0%		$56,334,671

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note
[2]

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2005:

Alabama	93.1%
Puerto Rico	4.8%
Nevada	1.8%
Non-state specific	0.3%

100.0%

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $54,224,271. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,533,294 and $23,530, respectively, with a net unrealized appreciation of $1,509,764.

[3]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 21, 2005